Offerings - Offering: 1	Jul. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.025 par value per share
Amount Registered | shares	1,344,600
Proposed Maximum Offering Price per Unit	38.60
Maximum Aggregate Offering Price	$ 51,901,560
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,167.61
Offering Note
(1)Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall be deemed to cover any additional securities which may from time to time be offered or issued under the plans covered by this Registration Statement to prevent dilution by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration.
(2)Represents 1,344,600 additional shares of common stock available for future issuance under the Stock Purchase and Matching Plan.
(3)Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. The offering price is based on the average of the high and low sales prices per share of the Registrant’s common stock on July 17, 2026 as reported on the New York Stock Exchange.